SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Acquisition of La Preciosa, net of cash & transaction costs	$ 0	$ 21,535
Shares acquired under terms of option agreements	41	31
Transfer of share-based payments reserve upon exercise of RSUs	512	0
Transfer of share-based payments reserve upon option exercise	0	15
Equipment acquired under finance leases and equipment loans	1,808	1,101
Non-cash investing and financing activities	$ 2,361	$ 22,682